CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2024 CNY (¥)
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Cash balance (in Dollars)	$ 532,848		$ 1,170,462		$ 1,548,513
Continuing Operations [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Total future lease payment (in Dollars)	$ 0	$ 0
Discontinued Operations [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Total future lease payment (in Dollars)		$ 8,840
Customer Concentration Risk [Member] | Customers One [Member] | Revenue Benchmark [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Concentration risk percentage	29.00%	99.00%	64.00%	64.00%	53.00%	24.00%
Customer Concentration Risk [Member] | Customers Two [Member] | Revenue Benchmark [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Concentration risk percentage	23.00%		21.00%	21.00%	19.00%	23.00%
Customer Concentration Risk [Member] | Customers Three [Member] | Revenue Benchmark [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Concentration risk percentage	21.00%		12.00%	12.00%	13.00%	15.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Concentration risk percentage	13.00%					14.00%
Customer Concentration Risk [Member] | Customer Five [Member] | Revenue Benchmark [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Concentration risk percentage	13.00%
Suppliers One [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Concentration risk percentage	99.00%	100.00%	75.00%	75.00%	29.00%	56.00%
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Concentration risk percentage			25.00%	25.00%	26.00%	19.00%
Suppliers Three [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Concentration risk percentage					24.00%
Suppliers Four [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Concentration risk percentage					10.00%
China [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Cash balance (in Dollars)	$ 5,940		$ 128,093		$ 144,059
Insured bank account			69,846				¥ 500,000
Not insured amount (in Dollars)			30,578		30,176
HONG KONG
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Cash balance (in Dollars)	526,910		1,042,371		1,406,027
Deposits			63,696	$ 500,000
Cash held in financial institutions (in Dollars)	$ 335,821		909,606		$ 1,265,389
Previously Reported [Member] | China [Member]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Insured bank account			69,557
Previously Reported [Member] | HONG KONG
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) [Line Items]
Deposits			$ 64,369